Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net, consists of the following:
	As of September 30,
	2023	2022
	$	$
Accounts receivable – third party	258	20,668
Accounts receivable – related party	—	24,396
Less: allowance for expected credit losses accounts	—	—
Accounts receivable, net	258	45,064

Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss	As of the end of each of the fiscal year, the ageing analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:
	As of September 30,
	2023	2022
	$	$
Within 30 days	258	45,064
Accounts receivable, net	258	45,064